Note 9 - Other Disclosures (Details Textual) € / shares in Units, € in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 19, 2021 item € / shares	Jun. 30, 2022 € / shares shares	Jun. 30, 2021 € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans						€ 1,047	€ 491	€ 329
Income from government grants						71	€ 68	€ 15
Government grants						136
Government grants, payment installment amount						68
Government grants, deferral period (Month)							18 months
Proceeds from government grants						€ 18
Share-based payment arrangements, exit event, percentage of shares or assets sold or transferred						95.00%
Vesting term after exit-event, share options granted (Year)						1 year
Expiration term after exit-event, share options granted (Year)						4 years
Weighted average remaining contractual life of outstanding share options (Year)						3 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares				€ 0.06	€ 0.06	€ 0.06
Number of supervisory board members | item						5
Adjusted weighted average number of ordinary shares outstanding (in shares) | shares		78,519,562	32,381,964	75,544,645	32,367,901	59,836,824	57,684,220	56,860,720
Diluted earnings (loss) per share, before bonus share adjustment (in EUR per share) | € / shares							€ (1.66)	€ (0.30)
Total diluted earnings (loss) per share (in EUR per share) | € / shares		€ (0.45)	€ (0.47)	€ (0.81)	€ (0.76)	€ (1.07)	€ (0.97)	€ (0.18)
Key management personnel compensation, share-based payment				€ 929	€ 1,165	€ 1,898	€ 5,829	€ 0
Debt to equity swap						€ 1,648
Former key management personnel [member]
Statement Line Items [Line Items]
Key management personnel compensation, share-based payment								2,577
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings								€ 185
Borrowings, interest rate							4.00%	4.00%
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees offered share based payment arrangement transfer | item							5
Number of additional employees, active, share based payment arrangement | item							1
Number of additional employees, former, share-based payment arrangement | item							4
Number of employees | item						88	88
Cash-settled program [member]
Statement Line Items [Line Items]
Number of employees | item						1
Liabilities from share-based payment transactions						€ 0
Options with service conditions [member]
Statement Line Items [Line Items]
Number of employees | item						2
Vesting period, share options granted (Month)						36 months
Share options without service conditions [member]
Statement Line Items [Line Items]
Number of employees | item						86
RSU
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options (Year)						9 years 10 months 24 days
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.00
Vesting, number of installments, other equity instruments | item	4
Vesting period, other equity instruments (Year)	4 years
Key management personnel compensation, share-based payment				€ 490